Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	$ 7,601
Total other comprehensive income (loss) (OCI), net of taxes	631	$ (57)
Balance, end of year	7,618	7,601
Total
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(7)	50
OCI before reclassification	627	(58)
Amounts reclassified from OCI	0	3
Current period OCI (pre-tax)	627	(55)
Income tax on amounts retained in AOCI	1	(1)
Income tax on amounts reclassified to earnings	0	(1)
Total other comprehensive income (loss) (OCI), net of taxes	628	(57)
Balance, end of year	626	(7)
Defined benefit pension and PRB plans
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(8)	(12)
OCI before reclassification	4	3
Amounts reclassified from OCI		3
Current period OCI (pre-tax)	4	6
Income tax on amounts retained in AOCI	(1)	(1)
Income tax on amounts reclassified to earnings		(1)
Total other comprehensive income (loss) (OCI), net of taxes	3	4
Purchase of remaining non-controlling interest in subsidiaries (note 3)	0
Balance, end of year	(5)	(8)
Hedge net investments
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	(158)	(158)
OCI before reclassification	(17)	0
Amounts reclassified from OCI		0
Current period OCI (pre-tax)	(17)	0
Income tax on amounts retained in AOCI	2	0
Income tax on amounts reclassified to earnings		0
Total other comprehensive income (loss) (OCI), net of taxes	(15)	0
Purchase of remaining non-controlling interest in subsidiaries (note 3)	0
Balance, end of year	(173)	(158)
Translation foreign operations
AOCI Attributable to Parent, Net of Tax
Balance, beginning of year	159	220
OCI before reclassification	640	(61)
Amounts reclassified from OCI		0
Current period OCI (pre-tax)	640	(61)
Income tax on amounts retained in AOCI	0	0
Income tax on amounts reclassified to earnings		0
Total other comprehensive income (loss) (OCI), net of taxes	640	(61)
Purchase of remaining non-controlling interest in subsidiaries (note 3)	5
Balance, end of year	$ 804	$ 159